September 28, 2005
Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Mail Stop 6010

Attention:	Dennis Hult, Staff Accountant
Gary Todd, Reviewing Accountant

Re:	Bookham, Inc.
Form 10-K for the period ended July 2, 2005
File No. 0-30684
Form S-3 Amendment No. 2
File No. 333-127546
Filed September 26, 2005
Ladies and Gentlemen:
On behalf of Bookham, Inc. (“Bookham” or the “Company”), submitted herewith for filing is Amendment No. 3 (“Amendment No. 3”) to the Registration Statement referenced above (the “Registration Statement”). This Amendment No. 3 is being filed in response to comments contained in a letter dated September 27, 2005 (the “Letter”) from Gary Todd, Reviewing Accountant, of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Stephen Abely, Chief Financial Officer of Bookham. The responses contained herein are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. In most instances, the Company has responded to the comments in the Letter by making changes to the financial statements set forth in Amendment No. 3.
Form S-3, Amendment No. 2 filed September 26, 2005
Recent Events — Purchase of City Leasing (Creekside) Limited, page 49
Comment:
1.	We refer to your responses to our comments about the Creekside transaction as set forth in our letter dated September 23, 2005. Please expand the disclosure about the Creekside transaction to clarify the following:

Securities and Exchange Commission
September 27, 2005

•	Disclose why you believe Creekside has the legal right to offset the lease receivables against amounts due to Deutsche Bank. Clarify how you have applied GAAP in reaching that conclusion. Refer specifically to FIN 39. Also respond to this portion of the comment in a written response.
•	Clarify how you expect to record the transaction, including a clear quantification of the expected impact on your assets and liabilities.
•	Disclose the consideration paid for Creekside’s shares and clarify how you are valuing and accounting for that consideration. That is, clarify how you intend to apply SFAS 141 in recording the acquisition.
•	Further clarify Creekside’s involvement with the leases and the underlying aircraft. We see, for instance, that Creekside is identified as a lessee in the existing disclosure and as a lessor in the chart provided with your response. Clarify what you mean by a head lease agreement.
•	Clarify why you believe you have not assumed significant credit risk and disclose why you apparently do not have exposure if the underlying lessee/aircraft operator defaults.
Response: We have revised pages 49 through 51 in the Registration Statement in response to the Staff’s comments.
In order for a right of set off to exist under FIN 39, the following criteria must be met:
1. Each of the two parties owes the other determinable amounts. Creekside and Deutsche Bank are both parties to the two facility agreements and the four rental sale agreements governing this transaction. The amounts owed by each party are definitively set forth in the respective documents.
2. The reporting party has the right to set off the amount owed with amounts owed by the other party. The facility agreements contain express provisions giving Creekside the right to set off any amounts owed by Deutsche Bank under the rental sale agreements against any sums payable by Creekside under the facility agreements.
3. The reporting party intends to set off. If Deutsche Bank does not meet its payment obligations under the applicable agreements, Creekside intends to exercise its right to set off. The payments and receipts are timed to be substantially concurrent, and the Company intends to exercise its right to set off should Deutsche Bank fail to fulfill any of its payment obligations.
4. The right of set off is enforceable at law. The facility agreements, which are governed by English law, contain express provisions giving Creekside the right of set off and the Company has been advised that set-off provisions are recognized under English law.
If you require additional information, please telephone either the undersigned at the telephone number indicated above or Douglas J. Barry, Esq. of this firm at (617) 526-6501.
Very truly yours,
/s/ John A. Burgess
John A. Burgess
JAB:bas